Related Party Transactions - Schedule of significant related party transactions, lease transactions rent expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CyberLink-Japan
Related Party Transactions
Rent expense	$ 84	$ 90	$ 99